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Milan
Draft Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Rexford Industrial, Inc. Draft Registration Statement on Form S-11

Ladies and Gentlemen:

On behalf of our client, Rexford Industrial, Inc. (the “Company”), we are submitting a draft Registration Statement on Form S-11 (the “Registration Statement”) to the staff of the Securities and Exchange Commission for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement submitted herewith relates to the initial public offering of the Company’s common stock.

On behalf of our client, we confirm to you that as of the date of this letter, the Company is an emerging growth company, as defined in Section 2(a)(19) of the Securities Act, because its total gross revenues during 2012, its most recently completed fiscal year, were less than $1.0 billion. In addition, on behalf of our client, we confirm to you that as of the date of this letter none of the disqualifying conditions set forth in Section 2(a)(19) have occurred.

A formal filing of the Registration Statement will be made at a later date, which in no event will be later than 21 days before the Company commences its road show.

March 7, 2013

If you have any questions or comments concerning this submission, please do not hesitate to call Bradley Helms at
(213) 891-8640 or Julian Kleindorfer at (213) 891-8371.

Very truly yours,

/s/ Bradley Helms
Bradley Helms
of LATHAM & WATKINS LLP